Financial Instruments and Risk Management (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Financial Instruments and Risk Management [Abstract]
Schedule of Foreign Currency Risk	The Company was exposed to the following foreign currency risk as at September 30, 2023 and December 31, 2022:
	September 30, 2023	December 31, 2022
	($)	($)
Cash	1,148,437	245,858
Accounts payable and accrued liabilities	(87,810)	(93,630)
	1,060,627	152,228
The Company was exposed to the following foreign currency risk as at December 31, 2022 and December 31, 2021:
	December 31, 2022	December 31, 2021
	($)	($)
Cash	245,858	162,135
Accounts payable and accrued liabilities	(93,630)	(142,726)
	152,228	19,409